Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Detail) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 150,670
Ending balance	233,761
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	150,670	€ 143,296
Remeasurement recognized in finance (income) or expense	83,091	25,050
Ending balance	€ 233,761	€ 168,346